PROPERTY, PLANT AND EQUIPMENT - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 13,982	$ 13,892
Additions to right-of-use assets	320	461
Depreciation, right-of-use assets	263	203
Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	2,796	2,807
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,252	1,266
Vessels
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,111	3,265
Depreciation, right-of-use assets	16	11
Vessels | Infrastructure services | Altera Infrastructure LP
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	245
Vessels | Assets subject to operating leases
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 2,518	$ 2,494